INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 23,100	$ 21,039	$ 17,931
Net income	2,532	1,683	1,448
OCI	2,398	261	879
Comprehensive income	4,930	1,944	2,327
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	18,559	17,858	21,456
Net income	5,426	4,064	5,350
OCI	1,992	(1,758)	862
Comprehensive income	7,418	2,306	6,212
Net income (loss) attributable to the Partnership	627	439	459
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	525	1,218	2,002
Net income	702	155	354
OCI	96	(285)	(178)
Comprehensive income	798	(130)	176
Net income (loss) attributable to the Partnership	96	20	6
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	13,711	12,530	15,210
Net income	4,481	2,831	4,248
OCI	470	(964)	312
Comprehensive income	4,951	1,867	4,560
Net income (loss) attributable to the Partnership	505	226	233
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	518	902	924
Net income	135	198	315
OCI	0	66	188
Comprehensive income	135	264	503
Net income (loss) attributable to the Partnership	43	62	105
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,805	3,208	3,320
Net income	377	812	749
OCI	2,230	(1,327)	785
Comprehensive income	2,607	(515)	1,534
Net income (loss) attributable to the Partnership	42	112	218
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	0	0	0
Net income	(269)	68	(316)
OCI	(804)	752	(245)
Comprehensive income	(1,073)	820	(561)
Net income (loss) attributable to the Partnership	$ (59)	$ 19	$ (103)